EXHIBIT 99.2

John Deere Owner Trust 2014

Statement to Certificateholders

$308,000,000 Class A-1 0.20000% Asset Backed Notes due May 01, 2015

$292,000,000 Class A-2 0.45% Asset Backed Notes due September 15, 2016

$313,000,000 Class A-3 0.92% Asset Backed Notes due April 16, 2018

$94,165,000 Class A-4 1.45% Asset Backed Notes due July 15, 2020

$25,829,050 Asset Backed Certificates

Payment Date:			15-May-14

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$80,336,040.41
		per $1,000 original principal amount:	$260.83

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$80,336,040.41

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$61,600.00
		per $1,000 original principal amount:	$0.20

		(ii) Class A-2 Notes:	$131,400.00
		per $1,000 original principal amount:	$0.45

		(iii) Class A-3 Notes:	$287,960.00
		per $1,000 original principal amount:	$0.92

		(iv) Class A-4 Notes:	$136,539.25
		per $1,000 original principal amount:	$1.45

		(v) Total:	$617,499.25

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$970,825,403.20

	(b)	Note Value at end of related Collection Period:	$952,658,009.51

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$227,663,959.59
		(ii) A-1 Note Pool Factor:	0.7391687

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$292,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$313,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$1,722,333.71
	per $1,000 original principal amount:			$1.63
	(a)	Amount of Servicing Fee earned:		$1,722,333.71
	(b)	Amount of Servicing Fee paid:		$1,722,333.71
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$1,439,935.10
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.15%

(11)	(i)	Aggregate amount of net losses for the collection period:		$0.00
	(ii)	Cumulative amount of net losses:		$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$749,835.73
		(ii)	% of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%